Investment in Affiliates (Tables)	12 Months Ended
Mar. 31, 2013
Investment in Affiliates	Investment in affiliates at March 31, 2012 and 2013 consists of the following:

	Millions of yen
	2012	2013
Shares	¥296,228	¥316,790
Loans	35,489	9,942

	¥331,717	¥326,732

Combined and Condensed Information Related to Affiliates

Combined and condensed information relating to the affiliates for fiscal 2011, 2012 and 2013 are as follows (some operation data for entities reflect only the period since the Company and its subsidiaries made the investment and on a lag basis):

	Millions of yen
	2011	2012	2013
Operations:
Total revenues	¥850,947	¥945,635	¥827,740
Income before income taxes	108,175	74,223	97,301
Net income	92,763	51,940	64,699

Financial position:
Total assets	¥4,237,580	¥4,561,537	¥5,237,184
Total liabilities	3,174,222	3,508,038	4,031,673
Total equity	1,063,358	1,053,499	1,205,511